Vanguard Federal Money Market Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Federal Money Market Fund Participant) Vanguard Federal Money Market Fund	Vanguard Federal Money Market Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Federal Money Market Fund Participant) Vanguard Federal Money Market Fund		Vanguard Federal Money Market Fund - Investor Shares
Management Expenses		0.14%
12b-1 Distribution Fee		none
Other Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	0.16%
[1]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Federal Money Market Fund Participant) Vanguard Federal Money Market Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Federal Money Market Fund - Investor Shares	16	52	90	205

Primary Investment Policies

The Fund invests primarily in high-quality, short-term money market instruments. At least 80% of the Fund's assets are invested in securities issued by the U.S. government and its agencies and instrumentalities. Although these securities are high-quality, most of the securities held by the Fund are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Primary Risks

The Fund is designed for investors with a low tolerance for risk; however, the Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates-which can fluctuate significantly over short periods-income risk is expected to be high.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high quality.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and a comparative benchmark, which have investment characteristics similar to those of the Fund. Returns for the U.S. Government Money Market Funds Average are derived from data provided by Lipper Inc. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Federal Money Market Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 0.01%

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.28% (quarter ended December 31, 2006 ), and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Federal Money Market Fund Participant) Vanguard Federal Money Market Fund	One Year	Five Years	Ten Years	Index No Deduction for Fees, Expenses, Taxes Participant	Index No Deduction for Fees, Expenses, Taxes Retail
Vanguard Federal Money Market Fund - Investor Shares	0.01%	1.59%	1.93%
Vanguard Federal Money Market Fund - Investor Shares Citigroup 3-Month U.S. Treasury Bill Index	0.08%	1.36%	1.85%	(reflects no deduction for fees or expenses)	(reflects no deduction for fees or expenses)
Vanguard Federal Money Market Fund - Investor Shares U.S. Government Money Market Funds Average	none	1.23%	1.50%

Vanguard Federal Money Market Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Federal Money Market Fund Retail) Vanguard Federal Money Market Fund (USD $)	Vanguard Federal Money Market Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Federal Money Market Fund Retail) Vanguard Federal Money Market Fund		Vanguard Federal Money Market Fund - Investor Shares
Management Expenses		0.14%
12b-1 Distribution Fee		none
Other Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	0.16%
[1]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Federal Money Market Fund Retail) Vanguard Federal Money Market Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Federal Money Market Fund - Investor Shares	16	52	90	205

Primary Investment Policies

The Fund invests primarily in high-quality, short-term money market instruments. At least 80% of the Fund's assets are invested in securities issued by the U.S. government and its agencies and instrumentalities. Although these securities are high-quality, most of the securities held by the Fund are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Primary Risks

The Fund is designed for investors with a low tolerance for risk; however, the Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates-which can fluctuate significantly over short periods-income risk is expected to be high.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high quality.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and a comparative benchmark, which have investment characteristics similar to those of the Fund. Returns for the U.S. Government Money Market Funds Average are derived from data provided by Lipper Inc. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Federal Money Market Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 0.01%

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.28% (quarter ended December 31, 2006 ), and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Federal Money Market Fund Retail) Vanguard Federal Money Market Fund	One Year	Five Years	Ten Years	Index No Deduction for Fees, Expenses, Taxes Participant	Index No Deduction for Fees, Expenses, Taxes Retail
Vanguard Federal Money Market Fund - Investor Shares	0.01%	1.59%	1.93%
Vanguard Federal Money Market Fund - Investor Shares Citigroup 3-Month U.S. Treasury Bill Index	0.08%	1.36%	1.85%	(reflects no deduction for fees or expenses)	(reflects no deduction for fees or expenses)
Vanguard Federal Money Market Fund - Investor Shares U.S. Government Money Market Funds Average	none	1.23%	1.50%

Vanguard Prime Money Market Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Prime Money Market Fund Institutional) Vanguard Prime Money Market Fund	Vanguard Prime Money Market Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Prime Money Market Fund Institutional) Vanguard Prime Money Market Fund		Vanguard Prime Money Market Fund - Institutional Shares
Management Expenses		0.06%
12b-1 Distribution Fee		none
Other Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	0.09%
[1]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.

Example

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Prime Money Market Fund Institutional) Vanguard Prime Money Market Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Prime Money Market Fund - Institutional Shares	9	29	51	115

Primary Investment Policies

The Fund invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to securities in the two highest credit-quality categories. The Fund invests more than 25% of its assets in securities issued by companies in the financial services industry. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Primary Risks

The Fund is designed for investors with a low tolerance for risk; however, the Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates-which can fluctuate significantly over short periods-income risk is expected to be high.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high quality.

Industry concentration risk, which is the chance that there will be overall problems affecting a particular industry. Because the Fund invests more than 25% of its assets in securities issued by companies in the financial services industry, the Fund's performance depends to a greater extent on the overall condition of that industry.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund's Institutional Shares compare with those of a relevant market index and a comparative benchmark, which have investment characteristics similar to those of the Fund. Returns for the Institutional Money Market Funds Average are derived from data provided by Lipper Inc. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Prime Money Market Fund Institutional Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 0.08%

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.34% (quarter ended December 31, 2006 ), and the lowest return for a quarter was 0.03% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Prime Money Market Fund Institutional) Vanguard Prime Money Market Fund	One Year	Five Years	Ten Years	Index No Deduction for Fees, Expenses, Taxes Institutional
Vanguard Prime Money Market Fund - Institutional Shares	0.14%	1.83%	2.17%
Vanguard Prime Money Market Fund - Institutional Shares Citigroup 3-Month U.S. Treasury Bill Index	0.08%	1.36%	1.85%	(reflects no deduction for fees or expenses)
Vanguard Prime Money Market Fund - Institutional Shares Institutional Money Market Funds Average	0.02%	1.57%	1.86%

Vanguard Prime Money Market Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Prime Money Market Fund Participant) Vanguard Prime Money Market Fund	Vanguard Prime Money Market Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Prime Money Market Fund Participant) Vanguard Prime Money Market Fund		Vanguard Prime Money Market Fund - Investor Shares
Management Expenses		0.13%
12b-1 Distribution Fee		none
Other Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	0.16%
[1]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Prime Money Market Fund Participant) Vanguard Prime Money Market Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Prime Money Market Fund - Investor Shares	16	52	90	205

Primary Investment Policies

The Fund invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to securities in the two highest credit-quality categories. The Fund invests more than 25% of its assets in securities issued by companies in the financial services industry. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Primary Risks

The Fund is designed for investors with a low tolerance for risk; however, the Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates-which can fluctuate significantly over short periods-income risk is expected to be high.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high quality.

Industry concentration risk, which is the chance that there will be overall problems affecting a particular industry. Because the Fund invests more than 25% of its assets in securities issued by companies in the financial services industry, the Fund's performance depends to a greater extent on the overall condition of that industry.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund's Investor Shares compare with those of a relevant market index and a comparative benchmark, which have investment characteristics similar to those of the Fund. Returns for the Money Market Funds Average are derived from data provided by Lipper Inc. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Prime Money Market Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 0.03%

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.29% (quarter ended December 31, 2006 ), and the lowest return for a quarter was 0.01% (quarter ended March 31, 2010 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Prime Money Market Fund Participant) Vanguard Prime Money Market Fund	One Year	Five Years	Ten Years	Index No Deduction for Fees, Expenses, Taxes Participant	Index No Deduction for Fees, Expenses, Taxes Retail
Vanguard Prime Money Market Fund - Investor Shares	0.05%	1.69%	1.99%
Vanguard Prime Money Market Fund - Investor Shares Citigroup 3-Month U.S. Treasury Bill Index	0.08%	1.36%	1.85%	(reflects no deduction for fees or expenses)	(reflects no deduction for fees or expenses)
Vanguard Prime Money Market Fund - Investor Shares Money Market Funds Average	none	1.33%	1.52%

Vanguard Prime Money Market Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Prime Money Market Fund Retail) Vanguard Prime Money Market Fund (USD $)	Vanguard Prime Money Market Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Prime Money Market Fund Retail) Vanguard Prime Money Market Fund		Vanguard Prime Money Market Fund - Investor Shares
Management Expenses		0.13%
12b-1 Distribution Fee		none
Other Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	0.16%
[1]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Prime Money Market Fund Retail) Vanguard Prime Money Market Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Prime Money Market Fund - Investor Shares	16	52	90	205

Primary Investment Policies

The Fund invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to securities in the two highest credit-quality categories. The Fund invests more than 25% of its assets in securities issued by companies in the financial services industry. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Primary Risks

The Fund is designed for investors with a low tolerance for risk; however, the Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates-which can fluctuate significantly over short periods-income risk is expected to be high.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high quality.

Industry concentration risk, which is the chance that there will be overall problems affecting a particular industry. Because the Fund invests more than 25% of its assets in securities issued by companies in the financial services industry, the Fund's performance depends to a greater extent on the overall condition of that industry.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund's Investor Shares compare with those of a relevant market index and a comparative benchmark, which have investment characteristics similar to those of the Fund. Returns for the Money Market Funds Average are derived from data provided by Lipper Inc. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Prime Money Market Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 0.03%

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.29% (quarter ended December 31, 2006 ), and the lowest return for a quarter was 0.01% (quarter ended March 31, 2010 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Prime Money Market Fund Retail) Vanguard Prime Money Market Fund	One Year	Five Years	Ten Years	Index No Deduction for Fees, Expenses, Taxes Participant	Index No Deduction for Fees, Expenses, Taxes Retail
Vanguard Prime Money Market Fund - Investor Shares	0.05%	1.69%	1.99%
Vanguard Prime Money Market Fund - Investor Shares Citigroup 3-Month U.S. Treasury Bill Index	0.08%	1.36%	1.85%	(reflects no deduction for fees or expenses)	(reflects no deduction for fees or expenses)
Vanguard Prime Money Market Fund - Investor Shares Money Market Funds Average	none	1.33%	1.52%

Shareholder Fees (USD $)	12 Months Ended
Aug. 31, 2012
Vanguard Federal Money Market Fund | Vanguard Federal Money Market Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20
Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20

Annual Fund Operating Expenses	12 Months Ended
	Aug. 31, 2012
Vanguard Prime Money Market Fund - Investor Shares | Vanguard Prime Money Market Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.13%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.16%	[1]
Vanguard Federal Money Market Fund - Investor Shares | Vanguard Federal Money Market Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.16%	[1]
Vanguard Prime Money Market Fund - Institutional Shares | Vanguard Prime Money Market Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.09%	[1]

[1]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.

Expense Example, No Redemption (USD $)	12 Months Ended
Aug. 31, 2012
Vanguard Prime Money Market Fund - Investor Shares | Vanguard Prime Money Market Fund
Expense Example, No Redemption:
1 YEAR	$ 16
3 YEAR	52
5 YEAR	90
10 YEAR	205
Vanguard Federal Money Market Fund - Investor Shares | Vanguard Federal Money Market Fund
Expense Example, No Redemption:
1 YEAR	16
3 YEAR	52
5 YEAR	90
10 YEAR	205
Vanguard Prime Money Market Fund - Institutional Shares | Vanguard Prime Money Market Fund
Expense Example, No Redemption:
1 YEAR	9
3 YEAR	29
5 YEAR	51
10 YEAR	$ 115

Average Annual Total Returns	12 Months Ended
Aug. 31, 2012
Vanguard Federal Money Market Fund | Vanguard Federal Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.01%
Five Years	1.59%
Ten Years	1.93%
Inception Date	Jul 13, 1981
Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.05%
Five Years	1.69%
Ten Years	1.99%
Inception Date	Jun 4, 1975
Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.14%
Five Years	1.83%
Ten Years	2.17%
Inception Date	Oct 3, 1989
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Federal Money Market Fund | Vanguard Federal Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.08%
Five Years	1.36%
Ten Years	1.85%
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.08%
Five Years	1.36%
Ten Years	1.85%
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.08%
Five Years	1.36%
Ten Years	1.85%
U.S. Government Money Market Funds Average | Vanguard Federal Money Market Fund | Vanguard Federal Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	none
Five Years	1.23%
Ten Years	1.50%
Money Market Funds Average | Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	none
Five Years	1.33%
Ten Years	1.52%
Institutional Money Market Funds Average | Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.02%
Five Years	1.57%
Ten Years	1.86%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2012
Registrant Name	dei_EntityRegistrantName	Vanguard Money Market Reserves
Central Index Key	dei_EntityCentralIndexKey	0000106830
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 28, 2012
Vanguard Federal Money Market Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Policies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in high-quality, short-term money market instruments. At least 80% of the Fund's assets are invested in securities issued by the U.S. government and its agencies and instrumentalities. Although these securities are high-quality, most of the securities held by the Fund are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is designed for investors with a low tolerance for risk; however, the Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates-which can fluctuate significantly over short periods-income risk is expected to be high.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high quality.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Money Market Fund	rr_RiskMoneyMarketFund	The Fund is designed for investors with a low tolerance for risk; however, the Fund is subject to the following risks, which could affect the Fund's performance:
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and a comparative benchmark, which have investment characteristics similar to those of the Fund. Returns for the U.S. Government Money Market Funds Average are derived from data provided by Lipper Inc. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Federal Money Market Fund Investor Shares
Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 0.01%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.28% (quarter ended December 31, 2006 ), and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended December 31, 2006 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard Federal Money Market Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Policies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in high-quality, short-term money market instruments. At least 80% of the Fund's assets are invested in securities issued by the U.S. government and its agencies and instrumentalities. Although these securities are high-quality, most of the securities held by the Fund are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is designed for investors with a low tolerance for risk; however, the Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates-which can fluctuate significantly over short periods-income risk is expected to be high.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high quality.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Money Market Fund	rr_RiskMoneyMarketFund	The Fund is designed for investors with a low tolerance for risk; however, the Fund is subject to the following risks, which could affect the Fund's performance:
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and a comparative benchmark, which have investment characteristics similar to those of the Fund. Returns for the U.S. Government Money Market Funds Average are derived from data provided by Lipper Inc. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Federal Money Market Fund Investor Shares
Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 0.01%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.28% (quarter ended December 31, 2006 ), and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended December 31, 2006 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard Federal Money Market Fund | Vanguard Federal Money Market Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.14%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.16%	[1]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	16
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	52
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	90
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	205
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jul 13, 1981
2002	rr_AnnualReturn2002	1.64%
2003	rr_AnnualReturn2003	0.89%
2004	rr_AnnualReturn2004	1.08%
2005	rr_AnnualReturn2005	2.96%
2006	rr_AnnualReturn2006	4.81%
2007	rr_AnnualReturn2007	5.07%
2008	rr_AnnualReturn2008	2.53%
2009	rr_AnnualReturn2009	0.40%
2010	rr_AnnualReturn2010	0.02%
2011	rr_AnnualReturn2011	0.01%
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.28%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	1.59%
Ten Years	rr_AverageAnnualReturnYear10	1.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 13, 1981
Vanguard Prime Money Market Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Policies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to securities in the two highest credit-quality categories. The Fund invests more than 25% of its assets in securities issued by companies in the financial services industry. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is designed for investors with a low tolerance for risk; however, the Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates-which can fluctuate significantly over short periods-income risk is expected to be high.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high quality.

Industry concentration risk, which is the chance that there will be overall problems affecting a particular industry. Because the Fund invests more than 25% of its assets in securities issued by companies in the financial services industry, the Fund's performance depends to a greater extent on the overall condition of that industry.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Money Market Fund	rr_RiskMoneyMarketFund	The Fund is designed for investors with a low tolerance for risk; however, the Fund is subject to the following risks, which could affect the Fund's performance:
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Prime Money Market Fund Institutional Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund's Institutional Shares compare with those of a relevant market index and a comparative benchmark, which have investment characteristics similar to those of the Fund. Returns for the Institutional Money Market Funds Average are derived from data provided by Lipper Inc. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 0.08%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.34% (quarter ended December 31, 2006 ), and the lowest return for a quarter was 0.03% (quarter ended September 30, 2011 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended December 31, 2006 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard Prime Money Market Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Policies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to securities in the two highest credit-quality categories. The Fund invests more than 25% of its assets in securities issued by companies in the financial services industry. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is designed for investors with a low tolerance for risk; however, the Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates-which can fluctuate significantly over short periods-income risk is expected to be high.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high quality.

Industry concentration risk, which is the chance that there will be overall problems affecting a particular industry. Because the Fund invests more than 25% of its assets in securities issued by companies in the financial services industry, the Fund's performance depends to a greater extent on the overall condition of that industry.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Money Market Fund	rr_RiskMoneyMarketFund	The Fund is designed for investors with a low tolerance for risk; however, the Fund is subject to the following risks, which could affect the Fund's performance:
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Prime Money Market Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund's Investor Shares compare with those of a relevant market index and a comparative benchmark, which have investment characteristics similar to those of the Fund. Returns for the Money Market Funds Average are derived from data provided by Lipper Inc. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 0.03%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.29% (quarter ended December 31, 2006 ), and the lowest return for a quarter was 0.01% (quarter ended March 31, 2010 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended December 31, 2006 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended March 31, 2010 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard Prime Money Market Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Policies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to securities in the two highest credit-quality categories. The Fund invests more than 25% of its assets in securities issued by companies in the financial services industry. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is designed for investors with a low tolerance for risk; however, the Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates-which can fluctuate significantly over short periods-income risk is expected to be high.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high quality.

Industry concentration risk, which is the chance that there will be overall problems affecting a particular industry. Because the Fund invests more than 25% of its assets in securities issued by companies in the financial services industry, the Fund's performance depends to a greater extent on the overall condition of that industry.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Money Market Fund	rr_RiskMoneyMarketFund	The Fund is designed for investors with a low tolerance for risk; however, the Fund is subject to the following risks, which could affect the Fund's performance:
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Prime Money Market Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund's Investor Shares compare with those of a relevant market index and a comparative benchmark, which have investment characteristics similar to those of the Fund. Returns for the Money Market Funds Average are derived from data provided by Lipper Inc. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 0.03%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.29% (quarter ended December 31, 2006 ), and the lowest return for a quarter was 0.01% (quarter ended March 31, 2010 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended December 31, 2006 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended March 31, 2010 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.13%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.16%	[1]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	16
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	52
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	90
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	205
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun 4, 1975
2002	rr_AnnualReturn2002	1.65%
2003	rr_AnnualReturn2003	0.90%
2004	rr_AnnualReturn2004	1.11%
2005	rr_AnnualReturn2005	3.01%
2006	rr_AnnualReturn2006	4.88%
2007	rr_AnnualReturn2007	5.14%
2008	rr_AnnualReturn2008	2.77%
2009	rr_AnnualReturn2009	0.53%
2010	rr_AnnualReturn2010	0.06%
2011	rr_AnnualReturn2011	0.05%
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	0.03%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.29%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	0.01%
One Year	rr_AverageAnnualReturnYear01	0.05%
Five Years	rr_AverageAnnualReturnYear05	1.69%
Ten Years	rr_AverageAnnualReturnYear10	1.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 4, 1975
Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%	[1]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	9
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	29
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	51
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	115
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Oct 3, 1989
2002	rr_AnnualReturn2002	1.88%
2003	rr_AnnualReturn2003	1.11%
2004	rr_AnnualReturn2004	1.33%
2005	rr_AnnualReturn2005	3.21%
2006	rr_AnnualReturn2006	5.08%
2007	rr_AnnualReturn2007	5.30%
2008	rr_AnnualReturn2008	2.93%
2009	rr_AnnualReturn2009	0.68%
2010	rr_AnnualReturn2010	0.20%
2011	rr_AnnualReturn2011	0.14%
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	0.08%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.34%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	0.03%
One Year	rr_AverageAnnualReturnYear01	0.14%
Five Years	rr_AverageAnnualReturnYear05	1.83%
Ten Years	rr_AverageAnnualReturnYear10	2.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 1989
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Federal Money Market Fund | Vanguard Federal Money Market Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.08%
Five Years	rr_AverageAnnualReturnYear05	1.36%
Ten Years	rr_AverageAnnualReturnYear10	1.85%
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Federal Money Market Fund | Vanguard Federal Money Market Fund - Investor Shares | Participant
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Federal Money Market Fund | Vanguard Federal Money Market Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.08%
Five Years	rr_AverageAnnualReturnYear05	1.36%
Ten Years	rr_AverageAnnualReturnYear10	1.85%
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Investor Shares | Participant
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.08%
Five Years	rr_AverageAnnualReturnYear05	1.36%
Ten Years	rr_AverageAnnualReturnYear10	1.85%
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Institutional Shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
U.S. Government Money Market Funds Average | Vanguard Federal Money Market Fund | Vanguard Federal Money Market Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	1.23%
Ten Years	rr_AverageAnnualReturnYear10	1.50%
U.S. Government Money Market Funds Average | Vanguard Federal Money Market Fund | Vanguard Federal Money Market Fund - Investor Shares | Participant
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes
U.S. Government Money Market Funds Average | Vanguard Federal Money Market Fund | Vanguard Federal Money Market Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes
Money Market Funds Average | Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	1.33%
Ten Years	rr_AverageAnnualReturnYear10	1.52%
Money Market Funds Average | Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Investor Shares | Participant
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes
Money Market Funds Average | Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes
Institutional Money Market Funds Average | Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.02%
Five Years	rr_AverageAnnualReturnYear05	1.57%
Ten Years	rr_AverageAnnualReturnYear10	1.86%
Institutional Money Market Funds Average | Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Institutional Shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes
[1]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.

Uncategorized Items
[vanguard_ComparativeBenchmark]	Comparative Benchmarks	Comparative Benchmarks	Comparative Benchmarks